SUBSEQUENT EVENTS (Details Narrative 4) - USD ($)	1 Months Ended
	Jan. 13, 2017	Oct. 17, 2016	Sep. 30, 2016
Issuance of stock for Services, shares	120,000
Purchase Agreement [Member]
Purchase agreement			$ 440,000
Maturity date of loan			Oct. 30, 2017
Original issue discount			10.00%
Interest rate			5.00%
Issuance of common stock for repayment of note, shares		69,404	1,100,000
Warrants to purchase			400,000
Warrant price			$ 0.85
Issuance of stock for Services, shares		682,500
Proceeds from notes payable			$ 400,000
Shares authoirzed			8,000,000